EQUITY (Schedule of Assumptions Used to Value Options) (Details) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Expected dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	63.00%	66.00%	68.00%
Risk-free interest rate (%)	2.00%	2.00%	2.00%
Expected life of options (in years)	6	6	5